Long-Term Indebtedness (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 1.10%, straight bonds, payable in yen, due March 2012 JPY (¥)	Mar. 31, 2012 1.39%, straight bonds, payable in yen, due March 2014 USD ($)	Mar. 31, 2012 1.39%, straight bonds, payable in yen, due March 2014 JPY (¥)	Mar. 31, 2011 1.39%, straight bonds, payable in yen, due March 2014 JPY (¥)	Mar. 31, 2012 2.08%, straight bonds, payable in yen, due March 2019 USD ($)	Mar. 31, 2012 2.08%, straight bonds, payable in yen, due March 2019 JPY (¥)	Mar. 31, 2011 2.08%, straight bonds, payable in yen, due March 2019 JPY (¥)	Mar. 31, 2012 0.57%, straight bonds, payable in yen, due June 2015 USD ($)	Mar. 31, 2012 0.57%, straight bonds, payable in yen, due June 2015 JPY (¥)	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 JPY (¥)	Mar. 31, 2012 0.88%, straight bonds, payable in yen, due June 2017 USD ($)	Mar. 31, 2012 0.88%, straight bonds, payable in yen, due June 2017 JPY (¥)	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 JPY (¥)	Mar. 31, 2012 6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, due December 2011 JPY (¥)	Mar. 31, 2012 Unsecured Loans From Banks And Insurance Companies USD ($)	Mar. 31, 2012 Unsecured Loans From Banks And Insurance Companies JPY (¥)	Mar. 31, 2011 Unsecured Loans From Banks And Insurance Companies JPY (¥)	Mar. 31, 2012 Secured Loans From Banks Insurance Companies And Other Financial Institutions USD ($)	Mar. 31, 2012 Secured Loans From Banks Insurance Companies And Other Financial Institutions JPY (¥)	Mar. 31, 2011 Secured Loans From Banks Insurance Companies And Other Financial Institutions JPY (¥)
Debt Instrument [Line Items]
Straight bonds payable	$ 2,491,854	¥ 204,332,000	¥ 226,839,000	¥ 20,000,000	$ 609,756	¥ 50,000,000	¥ 50,000,000	$ 182,927	¥ 15,000,000	¥ 15,000,000	$ 487,805	¥ 40,000,000	¥ 40,000,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	$ 29,403	¥ 2,411,000	¥ 2,677,000	$ 23,428	¥ 1,921,000	¥ 1,941,000	$ 426,829	¥ 35,000,000	¥ 35,000,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	¥ 2,221,000
Loans, weighted average interest rate																																	0.95%	0.95%	1.11%	0.01%	0.01%	0.01%
Unsecured loans																																	4,623,598	379,135,000	331,941,000
Secured loans																																				5,451	447,000	633,000
Long-term indebtedness caused by lease transactions (see Note 4)	550,902	45,174,000	28,754,000
Capital lease obligations (see Note 8)	18,378	1,507,000	2,362,000
Total	7,690,183	630,595,000	590,529,000
Less - Current maturities included in current liabilities	(1,282,439)	(105,160,000)	(111,106,000)
Long-term indebtedness Less current maturities	$ 6,407,744	¥ 525,435,000	¥ 479,423,000